Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value on Recurring Basis - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	¥ 778,006	¥ 164,684
Restricted cash	40,971	24,478
Fair value of convertible note		499,192
Promissory notes	361,888	162,658
Derivative liabilities	63,942	18,218
Total	1,244,807	869,230
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	778,006	164,684
Restricted cash	40,971	24,478
Promissory notes	0
Derivative liabilities	0
Total	818,977	189,162
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Promissory notes	361,888	162,658
Derivative liabilities	0
Total	361,888	162,658
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Fair value of convertible note		499,192
Promissory notes	0
Derivative liabilities	63,942	18,218
Total	¥ 63,942	¥ 517,410